Income Tax - Reconciliation of Income Tax Attributable to Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income taxes at statutory rates (at a rate of 34% for all periods presented)	$ (6,844)	$ (5,712)	$ (8,922)
Expenses not deducted for tax purposes	(67)	(14)	(452)
Effect of tax rate changes on deferred tax assets and liabilities	(3)	(13)	(9)
Rate differential on foreign earnings	972	689	1,445
Reduction (increase) in benefit of operating losses	196	(32)	441
Investment tax credits	(252)	(297)	(357)
Change in valuation allowance	6,203	5,114	7,854
Book to tax return adjustments	(205)	265
Income tax expense	$ 0	$ 0	$ 0